Deferred and current taxation - Additional disclosures (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	€ 159.3	€ 266.5	€ 272.4
Trading losses | Lauda
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	249.0
Unremitted earnings of overseas subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	0.0
Temporary differences on the carrying value of the tax base of subsidiaries	€ 0.0